Other Expense, Net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Other Expense, Net
Loss (gain) on disposition of investment	$ 295,194	$ 312		$ (65,599)
Donations	159,605	195,005		148,159
Financial, legal and accounting advisory and professional services	269,385	833,618		485,594
Loss on disposition of property and equipment	118,817	810,825		366,545
Impairment adjustments	89,597	6,851		131,065
Other income from Univision			$ (67.6)	(1,038,314)
Deferred compensation	302,801	340,202		164,028
Dismissal severance expense	984,816	912,173		342,382
Other, net	166,119	38,398		(205,383)
Total other expense	$ 2,386,334	3,137,384		$ 328,477
Sky
Other Expense, Net
Contract termination cost		$ 259,340